Hedge Accounting - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Hedges [Line Items]
Description of type of hedge	There are three types of hedge relations: Fair value hedge, Cash flow hedge and Hedge of net investment in foreign operations.
Risk factor designated coverage ratio	100.00%
Balance reserve in cash flow hedge for which hedge accounting is no longer applied	R$ 555	R$ 218
Reversal of hedging	11,752
Foreign currency conversion reserve	(6,238)
Fair value of hedge securities, other comprehensive income	104
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Reversal of hedging	R$ 7,976